Unaudited Quarterly Operating Results (Tables)	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Operating Results [Abstract]
Unaudited quarterly operating results
Unaudited quarterly operating results were as follows:

	2012 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$1,804.3	$2,053.7	$2,218.3	$2,425.8
Revenues less cost of sales (exclusive of depreciation and amortization)	$523.9	$604.8	$650.1	$699.0
Other costs (credits)	$(1.5)	$9.9	$3.4	$21.7
Net income	$134.0	$174.6	$223.6	$218.3
Earnings per share:
Basic	$0.54	$0.71	$0.91	$0.88
Diluted	$0.54	$0.70	$0.90	$0.88

	2011 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$1,501.3	$1,741.1	$1,685.9	$2,030.7
Revenues less cost of sales (exclusive of depreciation and amortization)	$443.4	$527.7	$549.3	$600.2
Other costs	$8.9	$20.1	$34.2	$114.2
Net income	$109.5	$148.0	$164.5	$99.9
Earnings per share:
Basic	$0.45	$0.60	$0.67	$0.41
Diluted	$0.43	$0.59	$0.67	$0.40